Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest on finance lease liability	$ 219	$ 0	$ 0
Amortization of deferred finance costs and debt discounts	2,155	2,575	3,333
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	86	284	326
Amortization of convertible note beneficial conversion feature (non-cash)	0	0	2,887
Other	192	170	400
Total	20,694	15,332	17,779
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	17,864	11,609	8,766
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 178	$ 694	$ 2,067